Note 17 - Employee Stock Purchase Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Purchase Price, Percent of Closing Quoted Market Price	85.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	41,359	52,348
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Excluding Stock Options (in Dollars)	$ 54,000	$ 125,000